Statement of Cash Flows - Summary of Adjustments to Reconcile Net Income to Cash (Detail) - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Depreciations		kr 3,247	kr 3,861	kr 4,272
Impairment losses		234	282	662
Depreciations		2,051	2,179	2,427
Impairment losses		21	99	154
Amortizations		3,611	3,980	4,458
Goodwill	[1]	0	1,260	31,897
Total impairments		77	15,333	31,916
Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets		9,241	25,734	43,889
Taxes		10,074	2,540	3,189
Dividends from associates		76	111	46
Undistributed earnings in associates		(19)	348	(104)
Gains/losses on investments and sale of operations, intangible assets and PP&E, net		(7,936)	153	268
Other non-cash items		(643)	1,731	4,422
Total adjustments to reconcile net income to cash		10,793	30,617	51,710
Right-of-use assets [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash		2,072	2,278	2,581
Intangible asset and goodwill [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash		3,688	19,313	36,374
Property, plant and equipments [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash		3,481	4,143	4,934
Capitalized development expenditure [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Amortizations		1,790	1,480	1,137
Customer relationships, IPRs and other intangible assets [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Amortizations		1,821	2,500	3,321
Impairments		kr 77	kr 14,073	kr 19

[1]	Includes an impairment of SEK –1.3 billion in 2024 and –31.9 billion in 2023 mainly related to the acquisition of Vonage. For more information about the impairment of goodwill, see note C1 ”Intangible assets”.